UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/12

Item 1. Reports to Stockholders.

MARCH 31, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin New York
Tax-Free Trust

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at franklintempleton.com/edelivery

FRANKLIN NEW YORK INTERMEDIATE-TERM

TAX-FREE INCOME FUND

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Semiannual Report

Franklin New York Intermediate-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin New York Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of shareholders’ capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York state personal income taxes.1 As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years, and only buys securities rated in the top four rating categories by U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

We are pleased to bring you Franklin New York Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended March 31, 2012.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

4 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The December per-share dividend distribution consisted of payments on 12/20/11 and 12/30/11 for each class as follows: Class A, 2.99 cents and 0.96 cents; Class C, 2.45 cents and 0.79 cents; and Advisor Class, 3.09 cents and 0.99 cents.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.47 on September 30, 2011, to $11.65 on March 31, 2012. The Fund’s Class A shares paid dividends totaling 17.70 cents per share for the same period.2 The Performance Summary beginning on page 9 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.88% based on an annualization of the current 2.86 cent per share dividend and the maximum offering price of $11.92 on March 31, 2012. An investor in the 2012 maximum combined effective federal and New York state and City personal income tax bracket of 42.94% would need to earn a distribution rate of 5.05% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

State Update

New York’s large, diverse economy experienced a lesser degree of job losses than the nation during the last recession and has partially benefited from subsequent

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 5

job growth nationally. The state’s housing market did not encounter the extent of price and construction bubble as other states, and with less excess inventory, its foreclosure rate ranked among the nation’s lowest. The three largest private employment sectors — education and health services; trade, transportation and utilities; and professional and business services — expanded along with leisure and hospitality. The financial activities sector, which accounts for approximately 8% of the state’s employment but about 20% of its wage income, also helped stabilize the job market.3 Nevertheless, weak residential and commercial real estate markets, government spending cuts, declining employment in the information sector, and lackluster manufacturing curbed overall employment.

The state’s unemployment rate declined from a recessionary peak of 8.9% in January 2010 to 8.0% in April 2011, but rose to 8.3% at the beginning of the reporting period and reached 8.5% by March 2012, which was higher than the 8.2% national rate.4

New York state lawmakers passed a fiscal year 2012 budget with reduced total spending for the first time in 15 years.5 Without new taxes or borrowing, the budget relied mainly on broad spending cuts to erase a projected $10 billion gap.5 Most of the cuts and limitations on new spending were imposed on the state’s Medicaid funding, education system, courts and corrections, and other agencies. The budget introduced measures to streamline the state’s government, including consolidation of several agencies. These measures together with a property tax cap caused credit pressures for some local municipalities, particularly school districts. However, much of the current fiscal year’s financial moves were positive because the legislature used recurring solutions to balance the budget. Although the state’s mid-year financial update revealed tax collections above budgeted levels, collections slowed during the second half of the current fiscal year and the state expected full-year collections to fall short of projections due to a sluggish economy.

New York’s net tax-supported debt was 6.8% of personal income and $3,149 per capita, compared with the 2.8% and $1,066 national medians.6 Although the state’s debt levels ranked among the nation’s highest, they were manageable and in line with other northeastern states. New York has a history of conservative budgeting, active expense management, and solid capital planning, and its debt profile is further bolstered by its track record of closing annual budget gaps. Independent credit rating agency Standard & Poor’s (S&P) affirmed its

3. Source: Standard & Poor’s, “New York State; General Obligation,” RatingsDirect, 12/7/11.
4. Source: Bureau of Labor Statistics.
5. Source: Moody’s Investors Service, “Sector Comment: New York’s On-Time Budget Is Positive for State, but Negative
for Some Local Governments,” 4/4/11.
6. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

6 | Semiannual Report

AA rating with a stable outlook for New York’s general obligation bonds.7 The rating and outlook reflected S&P’s assessment of the state’s strong financial management practices, the cushion of two established budget reserve funds, and a well-funded pension system. These positives were balanced against volatile and cyclical state finances, moderately high debt levels, potentially significant reductions in federal funding, and other large, unfunded post-employment benefits.

Municipal Bond Market Overview

For the six months ended March 31, 2012, the municipal bond market posted gains as measured by the +3.91% return of the Barclays Capital (BC) Municipal Bond Index, which tracks investment-grade securities.8 Over the reporting period municipal bonds generally outperformed Treasuries, which had a -0.41% return according to the BC U.S. Treasury Index, which tracks various U.S. Treasury securities.8

During the reporting period, domestic and global events affected the municipal bond market. Domestically, the Federal Reserve Board’s (Fed’s) commitment to maintain an accommodative monetary policy stance with historically low interest rates supported the municipal market. The market was further supported by an extended period of low supply, thus reducing the availability of bonds to meet investor demand. However, near period-end, after investor anxiety over the European debt crisis faded, perceived safe-haven assets such as U.S. Treasuries and municipal bonds became less appealing.

In the summer, Congress enacted the Budget Control Act of 2011 with the potential to reduce the federal deficit by approximately $2 trillion by 2021. While the plan of action is unknown, one can expect reduced federal funding, which would impact state and local programs dependent on federal subsidies. State and local officials may need to reevaluate current budget forecasts and the potential effects. Despite facing fiscal restraints and broad budget cuts to achieve balance, many states continued to show mild growth in revenues, and the actual default rate for municipal bonds was very low during the reporting period.

Prior to the start of the reporting period, the long-term U.S. Treasury bond rating was downgraded to AA+ from AAA, and municipal bonds backed by

7. This does not indicate a rating of the Fund.

8. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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government sponsored enterprises were also downgraded.7 Municipal bonds, however, generally held their value during the reporting period.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Consistent with our strategy, we typically look to remain fully invested in a portfolio that maintains an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your participation in Franklin New York Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Performance Summary as of 3/31/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 9

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund’s manager increased the Fund’s total returns. If the manager had not taken this action, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 3/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 12/28/11 for the maximum combined effective federal and New York state and City personal income tax rate of 42.94%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 3/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +27.01% and +7.45%.

Semiannual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

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14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2012 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.1%		
New York 91.4%		
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project, Series A, 5.75%, 11/15/22	$ 4,090,000	$ 4,705,750
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty, Student Housing Corp., Creekside Village Project, Series A, AMBAC Insured, 4.625%, 8/01/16	1,030,000	1,046,418
Bath Central School District GO, Refunding, NATL RE, FGIC Insured, 4.00%, 6/15/19	1,850,000	1,855,476
Buffalo GO, Refunding, Series C, NATL RE, FGIC Insured, 5.25%, 12/01/15	1,225,000	1,227,989
Canisteo Central School District GO, Refunding, AGMC Insured, 4.25%, 6/15/14	1,080,000	1,086,836
Clarence Central School District GO, AGMC Insured, Pre-Refunded, 4.75%, 5/15/15	2,390,000	2,402,500
Dansville Central School District GO, Refunding, Series B, NATL RE, FGIC Insured,		
4.35%, 6/15/12	870,000	876,447
4.45%, 6/15/13	995,000	1,003,388
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,		
5.00%, 5/01/20	8,345,000	9,856,029
5.25%, 5/01/24	16,520,000	18,693,206
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,257,584
Fayetteville-Manlius Central School District GO, Refunding, NATL RE, FGIC Insured, 4.50%, 6/15/15	1,095,000	1,112,246
Highland Central School District GO, Refunding, AGMC Insured, 4.125%, 6/15/16	1,080,000	1,088,413
Islip Union Free School District No. 002 GO, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/18	2,215,000	2,407,949
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	5,000,000	5,568,050
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/15	695,000	714,564
Monroe County GO, Public Improvement,		
NATL RE, FGIC Insured, 4.30%, 3/01/13	3,015,000	3,022,206
Series A, Assured Guaranty, 4.50%, 6/01/20	2,855,000	3,107,810
Series A, Assured Guaranty, 4.75%, 6/01/23	2,860,000	3,052,764
Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue, NATL Insured, ETM, 4.00%, 1/01/13	1,920,000	1,973,894
MTA Revenue, Transportation,		
Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	13,682,475
Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	11,051,788
Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	12,667,600
MTA Service Contract Revenue, Refunding, Series A,		
5.50%, 7/01/15	5,000,000	5,752,200
5.75%, 7/01/18	1,310,000	1,607,213
NATL Insured, 5.50%, 1/01/19	480,000	485,928
MTA Transportation Revenue, Series C, AGMC Insured, Pre-Refunded, 4.75%, 7/01/16	1,370,000	1,385,152
Nassau County GO,		
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,416,814
Remarketed 12/01/10, Series A, 4.25%, 12/01/23	5,615,000	5,970,149
Remarketed 12/01/10, Series B, 4.25%, 12/01/23	5,925,000	6,299,756
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,607,120
Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series H, AMBAC Insured, 5.25%, 11/15/17	1,500,000	1,666,110

Semiannual Report | 17

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York City GO,		
Refunding, Series A-1, 5.00%, 8/01/17	$ 500,000	$ 592,610
Refunding, Series G, 5.00%, 8/01/14	200,000	220,434
Series C, NATL Insured, 5.00%, 8/01/16	500,000	566,295
Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,865,750
Series E, 5.00%, 8/01/19	3,000,000	3,496,920
Series G, 5.00%, 8/01/15	325,000	369,580
Series G, XLCA Insured, 5.50%, 8/01/12	1,560,000	1,587,004
Series G, XLCA Insured, ETM, 5.50%, 8/01/12	440,000	447,616
Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	11,365,200
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	3,019,205
New York City Health and Hospital Corp. Revenue, Health System, Series A,		
5.00%, 2/15/18	8,000,000	9,297,520
AGMC Insured, 4.30%, 2/15/13	560,000	561,299
New York City IDA Civic Facility Revenue,		
AGMC Insured, 5.00%, 11/15/19	1,000,000	1,031,400
Institute of International Education Inc. Project, 5.125%, 9/01/16	2,320,000	2,325,568
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn., 3/01/21	10,150,000	7,207,616
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second Resolution, Refunding, Series EE, 5.00%,		
6/15/28	8,000,000	9,251,680
6/15/29	10,000,000	11,508,100
New York City Transitional Finance Authority Building Aid Revenue,		
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/18	550,000	635,718
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	13,640,241
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,174,760
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	10,361,184
New York City Transitional Finance Authority Revenue, Future Tax Secured,		
Series A, 5.00%, 5/01/22	10,000,000	11,717,900
Series C, 5.00%, 11/01/22	160,000	186,754
sub. bond, Refunding, Series B, 5.00%, 11/01/23	9,435,000	10,947,619
sub. bond, Refunding, Series E, 4.50%, 11/01/19	10,000,000	11,841,600
New York City Trust for Cultural Resources Revenue,		
Museum of Modern Art, Refunding, Series 1A, 5.00%, 10/01/17	5,000,000	5,965,750
Whitney Museum of American Art, 5.00%, 7/01/21	8,000,000	9,282,000
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/20	5,775,000	6,159,442
New York State Dormitory Authority Lease Revenue,		
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured, 5.00%, 8/15/21	5,340,000	5,893,171
Master Boces Program, AGMC Insured, 5.25%, 8/15/19	1,000,000	1,010,880
Third General Resolution, State University Educational Facilities, Series A, Refunding, 5.00%, 5/15/26	8,000,000	9,280,560
New York State Dormitory Authority Revenue,		
Department of Health, Refunding, 5.25%, 7/01/16	500,000	550,155
Department of Health, Refunding, 5.25%, 7/01/17	5,000,000	5,426,700
Mount St. Mary College, Radian Insured, 4.00%, 7/01/12	710,000	713,259
Teachers College, NATL Insured, 4.00%, 7/01/12	1,000,000	1,008,560

18 | Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Dormitory Authority Revenues,		
Department of Health, Refunding, Series 2, 5.00%, 7/01/19	$ 3,740,000	$ 3,999,107
Department of Health, Refunding, Sub Series 2, NATL RE, FGIC Insured, 5.00%, 7/01/18	5,000,000	5,364,700
Hospital Insured Mortgage, Series A, AGMC Insured, 5.25%, 8/15/15	4,755,000	5,145,528
Insured Mortgage Hospital, Maimonides Medical Center, NATL Insured, 5.00%, 8/01/17	1,720,000	1,873,957
Insured Mortgage Hospital, Maimonides Medical Center, NATL Insured, 5.00%, 8/01/19	1,895,000	2,038,281
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	8,125,000	10,247,169
Mental Health Services Facilities Improvement, 4.00%, 1/15/21	13,510,000	14,489,340
Montefiore Hospital, NATL RE, FGIC Insured, 5.00%, 2/01/18	2,975,000	3,268,841
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18	500,000	605,455
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	5,219,295
Non-State Supported Debt, Lease, Municipal Health Facilities, New York City, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,025,896
Non-State Supported Debt, Lease, Municipal Health Facilities, New York City, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,041,100
Non-State Supported Debt, Lease, Municipal Health Facilities, New York City, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,035,880
Non-State Supported Debt, Lease, Municipal Health Facilities, New York City, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,035,000
Non-State Supported Debt, Memorial Sloan-Kettering, Refunding, Series 1, 5.00%, 7/01/23	1,250,000	1,487,700
Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.00%, 7/01/19	1,500,000	1,718,055
Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.00%, 7/01/21	3,000,000	3,386,010
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%, 7/01/19	2,500,000	2,757,325
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%, 7/01/20	3,670,000	4,001,071
Non-State Supported Debt, Municipal Health Facilities, Lease, Series 2, Sub Series 2-2, 5.00%, 1/15/21	6,675,000	7,445,896
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,538,712
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/23	2,000,000	2,213,040
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/23	2,000,000	2,185,980
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/19	5,000,000	5,791,850
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/20	11,695,000	13,424,690
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/16	2,910,000	3,272,091
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	3,206,997
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,429,950
Non-State Supported Debt, Refunding, Series A, AGMC Insured, 5.25%, 7/01/18	1,245,000	1,267,198
Non-State Supported Debt, School District Revenue, Bond Financing Program, Series C, Assured Guaranty, 7.25%, 10/01/28	7,615,000	9,304,997
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, 5.00%, 10/01/24	7,055,000	8,056,387

Semiannual Report | 19

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Dormitory Authority Revenues, (continued)		
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%, 10/01/18	$ 7,495,000	$ 8,797,706
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%, 10/01/19	4,000,000	4,718,240
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	8,180,000	9,267,286
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,560,100
Non-State Supported Debt, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/18	15,000	15,334
Non-State Supported Debt, St. John's University, Series A, NATL Insured, 5.00%, 7/01/24	1,000,000	1,065,300
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/22	1,250,000	1,418,413
Non-State Supported Debt, University of Rochester, Series A-1, 5.00%, 7/01/22	500,000	553,190
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL RE, FGIC Insured, 5.50%, 7/01/22	10,000,000	12,259,200
Secondarily Insured, City University, Consolidated Fifth General Resources, Refunding, Series B, BHAC Insured, 5.00%, 7/01/21	10,160,000	11,606,479
Secured Hospital, Catskill Regional, Refunding, NATL RE, FGIC Insured, 5.25%, 2/15/18	2,300,000	2,471,051
St. John's University, Series A, NATL Insured, 5.00%, 7/01/14	750,000	755,993
State Supported Debt, AGMC Insured, 5.00%, 2/15/19	5,470,000	6,417,349
State Supported Debt, AGMC Insured, 5.00%, 2/15/20	3,500,000	4,051,880
State Supported Debt, AGMC Insured, 5.00%, 2/15/21	5,475,000	6,268,601
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured, 5.50%, 7/01/22	9,240,000	11,541,037
State Supported Debt, Lease, State University Dormitory Facilities, Series A, NATL Insured, 5.00%, 7/01/21	1,980,000	2,180,475
State Supported Debt, Lease, State University Dormitory Facilities, Series A, NATL Insured, 5.00%, 7/01/22	1,730,000	1,893,485
State Supported Debt, Mental Health Services Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 2/15/15	1,245,000	1,387,490
State Supported Debt, State University Educational Facilities, Third General Resolution, Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 5/15/24	7,790,000	9,755,573
State University Educational Facilities, Third General Resolution, Mandatory Put 5/15/12, Series B, Pre-Refunded, 5.25%, 11/15/23	2,000,000	2,011,500
State University Educational Facilities, Third General Resolution, Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 5/15/21	7,000,000	8,688,960
University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21	500,000	553,940
New York State Dormitory Authority State Personal Income Tax Revenue,		
Education, Series D, 5.00%, 3/15/14	1,000,000	1,087,290
Education, Series F, 5.00%, 3/15/23	1,000,000	1,111,860
Refunding, Series A, 5.00%, 2/15/21	7,120,000	8,626,592
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	18,654
New York State Environmental Facilities Corp. State Personal Income Tax Revenue, Series A, 5.00%, 12/15/21	1,115,000	1,337,576
New York State GO, Series E, 3.25%, 12/15/26	10,520,000	10,703,995

20 | Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Local Government Assistance Corp. Revenue, senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	$ 5,000,000	$ 6,010,300
New York State Municipal Bond Bank Agency Revenue, Series C, Sub Series C1, Assured Guaranty, 5.00%,		
2/15/20	5,705,000	6,576,496
2/15/21	5,790,000	6,613,048
2/15/22	4,615,000	5,222,611
New York State Municipal Bond Bank Agency Special School Purpose Revenue, Series C, 5.50%, 12/01/12	650,000	670,891
New York State Thruway Authority General Revenue, Series F, AMBAC Insured, 5.00%, 1/01/22	6,535,000	7,159,942
New York State Thruway Authority Highway and Bridge Trust Fund Revenue,		
Second General, Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21	5,000,000	5,596,750
Second General, Series B, 5.00%, 4/01/18	5,000,000	5,901,850
Series A, AGMC Insured, 5.25%, 4/01/12	1,620,000	1,620,000
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,973,500
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,		
Series A, 5.00%, 4/01/23	5,000,000	5,810,000
Series A, NATL Insured, 5.00%, 4/01/22	1,000,000	1,075,590
Series B, 5.00%, 4/01/21	5,000,000	5,842,700
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A,		
5.00%, 3/15/21	10,000,000	12,030,200
5.00%, 3/15/26	5,000,000	5,805,050
NATL Insured, Pre-Refunded, 5.00%, 3/15/21	500,000	522,650
New York State Urban Development Corp. Revenue,		
Corporate Purpose, sub. lien, Series A, 5.125%, 1/01/22	885,000	929,365
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	12,070,700
Service Contract, Refunding, Series A-2, 5.00%, 1/01/22	7,650,000	8,842,558
Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	8,359,962
State Personal Income Tax, Empire State, Series C-1, 4.125%, 12/15/16	1,490,000	1,569,447
State Personal Income Tax, Empire State, Series C-1, 4.25%, 12/15/17	1,955,000	2,061,293
State Personal Income Tax, Series A-1, 5.00%, 12/15/22	1,500,000	1,791,090
State Personal Income Tax, Series A-1, 5.00%, 12/15/23	2,500,000	2,964,400
State Personal Income Tax, Series B, AGMC Insured, 5.00%, 3/15/21	1,000,000	1,115,260
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%, 10/01/19	12,300,000	13,606,506
Olean City School District GO, Refunding, NATL RE, FGIC Insured, 4.375%, 6/15/17	1,335,000	1,340,994
Schenectady Metroplex Development Authority Revenue, NATL RE, FGIC Insured, 4.50%, 9/15/21	1,720,000	1,765,597
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	12,000,000	13,500,600
Suffolk County Economic Development Corp., Revenue, Catholic Health Services, Refunding, 5.00%, 7/01/28	12,000,000	13,142,160
Suffolk County GO, Refunding,		
Series A, 5.00%, 4/01/19	3,435,000	3,975,566
Series A, 5.00%, 4/01/20	2,240,000	2,572,394
Series B, AGMC Insured, 5.25%, 5/01/15	100,000	111,259

Semiannual Report | 21

22 | Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2012 (unaudited) (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin New York Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities

March 31, 2012 (unaudited)

	Franklin New York Intermediate-Term Tax-Free Income Fund
Assets:	
Investments in securities:	
Cost	$797,715,124
Value	$855,718,573
Cash	47,758
Receivables:	
Capital shares sold	2,622,125
Interest	11,177,330
Other assets	307
Total assets	869,566,093
Liabilities:	
Payables:	
Capital shares redeemed	1,009,600
Affiliates	598,328
Distributions to shareholders	640,857
Accrued expenses and other liabilities	72,678
Total liabilities	2,321,463
Net assets, at value	$867,244,630
Net assets consist of:	
Paid-in capital	$814,525,151
Distributions in excess of net investment income	(252,570)
Net unrealized appreciation (depreciation)	58,003,449
Accumulated net realized gain (loss)	(5,031,400)
Net assets, at value	$867,244,630
Class A:	
Net assets, at value	$573,959,825
Shares outstanding	49,267,949
Net asset value per share[a]	$11.65
Maximum offering price per share (net asset value per share ÷ 97.75%)	$11.92
Class C:	
Net assets, at value	$140,151,342
Shares outstanding	11,999,006
Net asset value and maximum offering price per share[a]	$11.68
Advisor Class:	
Net assets, at value	$153,133,463
Shares outstanding	13,116,387
Net asset value and maximum offering price per share	$11.67

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin New York Intermediate-Term Tax-Free Income Fund (Fund). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be

Semiannual Report | 27

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

28 | Semiannual Report

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 29

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

30 | Semiannual Report

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the average month-end net assets of the Fund as follows:

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Semiannual Report | 31

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended March 31, 2012, the Fund paid transfer agent fees of $167,541, of which $62,483 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2011, the capital loss carryforwards were as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2011, the Fund deferred realized capital losses of $141,083.

32 | Semiannual Report

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

4. INCOME TAXES (continued)

At March 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2012, aggregated $85,710,580 and $14,775,000, respectively.

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York, and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York, and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global

Semiannual Report | 33

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

7. CREDIT FACILITY (continued)

Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended March 31, 2012, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2012, all of the Fund’s investments in securities carried at fair value were valued using Level 2 inputs. For detailed categories, see the accompanying Statement of Investments.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

34 | Semiannual Report

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 35

Franklin New York Tax-Free Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin New York Intermediate-Term Tax-Free Income Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy

36 | Semiannual Report

Franklin New York Tax-Free Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report for this Fund showed the investment performance of its Class A shares during 2011 and the previous 10 years ended December 31, 2011, in comparison with a performance universe consisting of all retail and institutional New York intermediate municipal debt funds as selected by Lipper. The Lipper report showed that the Fund’s income return performance in 2011 was in the middle quintile of its performance universe, but during each of the previous three-, five- and 10-year periods on an annualized basis was in the second-highest performing quintile of such universe. The Lipper report showed that the Fund’s total return during 2011 was in the highest or best performing quintile of its performance universe and on an annualized basis was also in the highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s performance as shown in the Lipper report.

Semiannual Report | 37

Franklin New York Tax-Free Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

COMPARATIVE EXPENSES. Consideration was given to the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares for funds having multiple share classes. The results of such Lipper expense comparisons showed that both the contractual investment management fee rate of the Fund as well as its total expense ratio were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement

38 | Semiannual Report

Franklin New York Tax-Free Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appeared as some funds get larger, at some point economies of scale do result in the manager realizing a larger profit margin on management services provided such fund. The Board noted that the investment management agreement for the Fund provides for fee breakpoints continuing beyond its existing asset size so that as the Fund grows in size, its effective management fee rate declines. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for the Fund provided a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 39

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

     Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

     Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

     Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration

5079-1

3

Date May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date May 25, 2012

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date May 25, 2012

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4